Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by the rules.

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On(4):			Company-Selected Measure(5)

Year					IQVIA’s Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income ($ millions)	Adjusted Diluted EPS Growth (%)(6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	26,732,998	11,450,139	6,575,714	4,095,455	127.18	181.82	1,373	9.1
2023	29,151,752	42,292,899	4,523,047	4,103,793	149.75	170.70	1,358	0.4
2022	30,135,029	5,961,064	5,007,016	1,702,449	132.61	158.40	1,091	12.5
2021	28,615,851	88,421,980	4,395,745	10,062,332	182.60	157.40	966	40.7
2020	25,575,986	44,629,998	2,887,147	3,051,142	115.96	115.30	279	0.5

Company Selected Measure Name	Adjusted Diluted EPS Growth
Named Executive Officers, Footnote	Ari Bousbib was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:

2020	2021	2022	2023	2024

Ronald E. Bruehlman	Ronald E. Bruehlman	Ronald E. Bruehlman	Ronald E. Bruehlman	Ronald E. Bruehlman
W. Richard Staub, III	W. Richard Staub, III	Costa Panagos	W. Richard Staub, III	W. Richard Staub, III
Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly	Bhavik Patel
Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet
Michael R. McDonnell			Costa Panagos

Peer Group Issuers, Footnote	The compensation peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year. For 2020 and 2021 the companies included Bausch Health Companies Inc., Boston Scientific Corporation, Cognizant Technology Solutions Corporation, Fiserv, Inc., Laboratory Corporation of America Holdings, Nielsen Holdings plc, Quest Diagnostics Incorporated, Regeneron Pharmaceuticals, Inc., Salesforce, Inc., S&P Global Inc., and Thomson Reuters Corporation (but excludes Allergan plc, acquired by AbbVie Inc. on May 8, 2020). For 2022, all of these companies were included except Nielsen Holdings plc. For 2023 and 2024, the companies included AbbVie Inc., Accenture plc, Agilent Technologies, Inc., Amgen Inc., Avantor, Inc., Biogen Inc., Bristol Myers Squibb Co., Cognizant Technology Solutions Corp., Danaher Corporation, Eli Lilly & Co., Gartner, Inc., Gilead Sciences, Inc., International Business Machines Corp., ICON Plc, Laboratory Corp of America Holdings, Merck & Co., Inc., Moderna, Inc., Pfizer Inc., Regeneron Pharmaceuticals, Inc., Thermo Fisher Scientific, Inc., Vertex Pharmaceuticals Inc., and Zoetis Inc.
PEO Total Compensation Amount	$ 26,732,998	$ 29,151,752	$ 30,135,029	$ 28,615,851	$ 25,575,986
PEO Actually Paid Compensation Amount	$ 11,450,139	42,292,899	5,961,064	88,421,980	44,629,998
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	26,732,998	(707,772)	(20,238,983)	279,972	5,383,924	11,450,139
2023	29,151,752	(844,991)	(21,157,852)	258,365	34,885,625	42,292,899
2022	30,135,029	(420,742)	(21,388,958)	296,785	(2,661,050)	5,961,064
2021	28,615,851	(535,539)	(18,534,470)	314,052	78,562,087	88,421,980
2020	25,575,986	(898,824)	(15,916,277)	273,872	35,595,242	44,629,998
The amounts for Mr. Patel have been converted from GBP to U.S. dollars using the average of the monthly average exchange rates for 2024
(~1.28 USD/GBP).
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2024	17,350,975	(6,450,390)	—	(3,738,897)	(1,777,764)	—	5,383,924
2023	22,020,972	1,379,297	—	11,485,356	—	—	34,885,625
2022	16,869,138	(15,553,971)	—	(3,976,217)	—	—	(2,661,050)
2021	34,647,149	25,065,538	—	18,849,400	—	—	78,562,087
2020	20,767,428	8,585,982	—	6,241,832	—	—	35,595,242

Non-PEO NEO Average Total Compensation Amount	$ 6,575,714	4,523,047	5,007,016	4,395,745	2,887,147
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,095,455	4,103,793	1,702,449	10,062,332	3,051,142
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)

2024	6,575,714	(40,796)	(4,937,350)	15,913	2,481,974	4,095,455
2023	4,523,047	(73,164)	(3,228,937)	17,778	2,865,069	4,103,793
2022	5,007,016	(46,106)	(3,363,826)	22,217	83,148	1,702,449
2021	4,395,745	(45,384)	(2,548,372)	23,204	8,237,139	10,062,332
2020	2,887,147	(60,943)	(1,728,351)	7,049	1,946,240	3,051,142

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)

2024	4,043,003	(844,438)	—	(484,051)	(232,541)	—	2,481,974
2023	2,411,696	153,127	—	1,274,065	(973,819)	—	2,865,069
2022	2,660,228	(2,066,942)	—	(510,138)	—	—	83,148
2021	4,763,789	2,005,653	—	1,467,697	—	—	8,237,139
2020	1,707,797	336,729	—	149,599	(247,885)	—	1,946,240

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2024:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2020 to 2024	(74)%	â	34%	á	27%	á	82%	á	392%	á	74%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 27% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 392% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 74% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 82% from 2020 to 2024 as compared to the Company’s TSR, which increased by 27% over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2024:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2020 to 2024	(74)%	â	34%	á	27%	á	82%	á	392%	á	74%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 27% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 392% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 74% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 82% from 2020 to 2024 as compared to the Company’s TSR, which increased by 27% over the same time period.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2024:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2020 to 2024	(74)%	â	34%	á	27%	á	82%	á	392%	á	74%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 27% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 392% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 74% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 82% from 2020 to 2024 as compared to the Company’s TSR, which increased by 27% over the same time period.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2024:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2020 to 2024	(74)%	â	34%	á	27%	á	82%	á	392%	á	74%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 27% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 392% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2020 to 2024, the compensation actually paid to our PEO decreased by 74% and the average of the compensation actually paid to the Other NEOs increased by 34%, compared to a 74% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 82% from 2020 to 2024 as compared to the Company’s TSR, which increased by 27% over the same time period.

Tabular List, Table

Performance Metrics

Adjusted Diluted EPS Growth (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 60)
Relative Total Stockholder Return (as defined in “Compensation Discussion & Analysis—Elements of Compensation— Long-Term Incentive Awards,” described on page 63)
Revenue (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 60)
Adjusted EBITDA (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 60)

Total Shareholder Return Amount	$ 127.18	149.75	132.61	182.60	115.96
Peer Group Total Shareholder Return Amount	181.82	170.70	158.40	157.40	115.30
Net Income (Loss)	$ 1,373,000,000	$ 1,358,000,000	$ 1,091,000,000	$ 966,000,000	$ 279,000,000
Company Selected Measure Amount	0.091	0.004	0.125	0.407	0.005
PEO Name	Ari Bousbib
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v)(2)(iii) of Regulation S-K and do not reflect compensation actually earned, realized or received by the PEO or Other NEOs. The amounts for Mr. Patel have been converted from GBP to U.S. dollars using the average of the monthly average exchange rates for 2024 (~1.28 USD/GBP). These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS Growth (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 60)
Non-GAAP Measure Description	The Company has identified Adjusted Diluted EPS Growth as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Company’s performance. See Appendix A in this Proxy Statement for a reconciliation of Adjusted Diluted EPS Growth, a non-GAAP measure, to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (as defined in “Compensation Discussion & Analysis—Elements of Compensation— Long-Term Incentive Awards,” described on page 63)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 60)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 60)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (707,772)	$ (844,991)	$ (420,742)	$ (535,539)	$ (898,824)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,972	258,365	296,785	314,052	273,872
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,238,983)	(21,157,852)	(21,388,958)	(18,534,470)	(15,916,277)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,383,924	34,885,625	(2,661,050)	78,562,087	35,595,242
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,350,975	22,020,972	16,869,138	34,647,149	20,767,428
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,450,390)	1,379,297	(15,553,971)	25,065,538	8,585,982
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,738,897)	11,485,356	(3,976,217)	18,849,400	6,241,832
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,777,764)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,796)	(73,164)	(46,106)	(45,384)	(60,943)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,913	17,778	22,217	23,204	7,049
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,937,350)	(3,228,937)	(3,363,826)	(2,548,372)	(1,728,351)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,481,974	2,865,069	83,148	8,237,139	1,946,240
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,043,003	2,411,696	2,660,228	4,763,789	1,707,797
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(844,438)	153,127	(2,066,942)	2,005,653	336,729
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,051)	1,274,065	(510,138)	1,467,697	149,599
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,541)	(973,819)	0	0	(247,885)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0